General (Guggenheim Transaction) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Number of aircraft	236
Gain on sale of assets	$ 41,873	$ (46,421)	$ 9,284	$ 36,000
Guggenheim [Member]
Variable Interest Entity [Line Items]
Ownership percentage	19.40%
Gain on sale of assets	$ 10,500
Boeing 737 Aircraft [Member] | Guggenheim [Member]
Variable Interest Entity [Line Items]
Number of aircraft	8